Schedule of Investments (unaudited)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

September 30, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
United States - 99.9%
WisdomTree Floating Rate Treasury Fund(a)	3,026	$151,966
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	7,038	155,821
WisdomTree Mortgage Plus Bond Fund(a)	4,633	208,855
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,239	206,986
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,438	308,873
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,009,479)		1,032,501
Other Assets less Liabilities - 0.1%		1,371
NET ASSETS - 100.0%		$1,033,872

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended September 30, 2024 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Floating Rate Treasury Fund	$152,339	$1,156	$1,255	$(5)	$(269)	$151,966	$2,018
WisdomTree Interest Rate Hedged High Yield Bond Fund	153,938	1,186	1,276	2	1,971	155,821	2,475
WisdomTree Mortgage Plus Bond Fund	199,906	1,639	1,757	13	9,054	208,855	1,815
WisdomTree U.S. Short-Term Corporate Bond Fund	201,909	1,642	1,758	20	5,173	206,986	2,235
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	302,346	2,427	2,593	22	6,671	308,873	3,686
Total	$1,010,438	$8,050	$8,639	$52	$22,600	$1,032,501	$12,229

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$1,032,501	$—	$—	$1,032,501
Total Investments in Securities	$1,032,501	$—	$—	$1,032,501

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)

WisdomTree Siegel Global Equity Digital Fund (EQTYX)

September 30, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
United States - 100.0%
iShares Core S&P 500 ETF	97	$55,952
SPDR Portfolio S&P 400 Mid Cap ETF	383	20,942
Vanguard High Dividend Yield ETF	265	33,973
Vanguard International High Dividend Yield ETF	631	46,328
WisdomTree Emerging Markets High Dividend Fund(a)	363	15,976
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	306	16,432
WisdomTree International Quality Dividend Growth Fund(a)	1,059	41,460
WisdomTree Japan Hedged Equity Fund(a)	139	14,734
WisdomTree U.S. Quality Dividend Growth Fund(a)	1,132	94,194
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	250	12,882
WisdomTree U.S. Total Dividend Fund(a)	832	63,796
TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $369,329)		416,669
Other Assets less Liabilities - 0.0%		179
NET ASSETS - 100.0%		$416,848

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended September 30, 2024 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$15,678	$88	$44	$—	$254	$15,976	$385
WisdomTree Emerging Markets SmallCap Dividend Fund	15,638	158	53	—	689	16,432	185
WisdomTree International Quality Dividend Growth Fund	38,796	599	115	1	2,179	41,460	101
WisdomTree Japan Hedged Equity Fund	15,682	—	—	—	(948)	14,734	19
WisdomTree U.S. Quality Dividend Growth Fund	87,416	1,196	247	1	5,828	94,194	350
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	11,778	—	—	—	1,104	12,882	68
WisdomTree U.S. Total Dividend Fund	58,577	601	228	1	4,845	63,796	332
Total	$243,565	$2,642	$687	$3	$13,951	$259,474	$1,440

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$416,669	$—	$—	$416,669
Total Investments in Securities	$416,669	$—	$—	$416,669

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)

WisdomTree Siegel Longevity Digital Fund (LNGVX)

September 30, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
United States - 99.9%
Global X U.S. Preferred ETF	324	$6,733
iShares Core S&P 500 ETF	23	13,267
SPDR Portfolio S&P 400 Mid Cap ETF	140	7,655
Vanguard High Dividend Yield ETF	81	10,384
Vanguard International High Dividend Yield ETF	186	13,656
WisdomTree Emerging Markets High Dividend Fund(a)	147	6,469
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	93	4,994
WisdomTree International Quality Dividend Growth Fund(a)	344	13,468
WisdomTree Japan Hedged Equity Fund(a)	43	4,558
WisdomTree Managed Futures Strategy Fund(a)	220	7,815
WisdomTree U.S. High Yield Corporate Bond Fund(a)	143	6,605
WisdomTree U.S. Quality Dividend Growth Fund(a)	225	18,722
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	102	5,256
WisdomTree U.S. Total Dividend Fund(a)	304	23,310
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	557	24,904
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $151,162)		167,796
Other Assets less Liabilities - 0.1%		135
NET ASSETS - 100.0%		$167,931

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended September 30, 2024 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$6,886	$40	$548	$(12)	$103	$6,469	$157
WisdomTree Emerging Markets SmallCap Dividend Fund	5,144	52	412	(2)	212	4,994	57
WisdomTree International Quality Dividend Growth Fund	13,538	335	1,129	(5)	729	13,468	33
WisdomTree Japan Hedged Equity Fund	5,190	—	301	(38)	(293)	4,558	6
WisdomTree Managed Futures Strategy Fund	8,451	216	676	(22)	(154)	7,815	—
WisdomTree U.S. High Yield Corporate Bond Fund	6,779	181	597	8	234	6,605	109
WisdomTree U.S. Quality Dividend Growth Fund	18,732	311	1,523	39	1,163	18,722	73
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	5,135	100	433	2	452	5,256	29
WisdomTree U.S. Total Dividend Fund	23,091	364	1,993	103	1,745	23,310	128
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	25,432	608	2,199	64	999	24,904	276
Total	$118,378	$2,207	$9,811	$137	$5,190	$116,101	$868

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$167,796	$—	$—	$167,796
Total Investments in Securities	$167,796	$—	$—	$167,796

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

WisdomTree Siegel Moderate Digital Fund (MODRX)

September 30, 2024

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
United States - 99.9%
iShares 10-20 Year Treasury Bond ETF	79	$8,637
iShares Core S&P 500 ETF	21	12,113
SPDR Portfolio S&P 400 Mid Cap ETF	84	4,593
Vanguard High Dividend Yield ETF	58	7,436
Vanguard International High Dividend Yield ETF	139	10,205
WisdomTree Emerging Markets High Dividend Fund(a)	80	3,521
WisdomTree Emerging Markets Local Debt Fund(a)	109	3,045
WisdomTree Emerging Markets SmallCap Dividend Fund(a)	67	3,598
WisdomTree Floating Rate Treasury Fund(a)	126	6,328
WisdomTree International Quality Dividend Growth Fund(a)	233	9,122
WisdomTree Japan Hedged Equity Fund(a)	31	3,286
WisdomTree Mortgage Plus Bond Fund(a)	307	13,840
WisdomTree U.S. High Yield Corporate Bond Fund(a)	81	3,741
WisdomTree U.S. Quality Dividend Growth Fund(a)	249	20,719
WisdomTree U.S. SmallCap Quality Dividend Growth Fund(a)	55	2,834
WisdomTree U.S. Total Dividend Fund(a)	183	14,032
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	546	24,412
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $137,890)		151,462
Other Assets less Liabilities - 0.1%		116
NET ASSETS - 100.0%		$151,578

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities which are under common ownership or control or have an affiliated adviser. Investments in affiliates during the period ended September 30, 2024 were as follows:

Affiliate	Value at 6/30/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$3,551	$43	$131	$1	$57	$3,521	$86
WisdomTree Emerging Markets Local Debt Fund	2,900	27	54	(1)	173	3,045	40
WisdomTree Emerging Markets SmallCap Dividend Fund	3,498	53	104	(1)	152	3,598	41
WisdomTree Floating Rate Treasury Fund	6,339	151	151	—	(11)	6,328	84
WisdomTree International Quality Dividend Growth Fund	8,642	149	150	(4)	485	9,122	22
WisdomTree Japan Hedged Equity Fund	3,497	113	115	3	(212)	3,286	4
WisdomTree Mortgage Plus Bond Fund	13,241	262	262	(3)	602	13,840	120
WisdomTree U.S. High Yield Corporate Bond Fund	3,612	90	90	—	129	3,741	58
WisdomTree U.S. Quality Dividend Growth Fund	19,513	239	317	1	1,283	20,719	77
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	2,638	51	97	2	240	2,834	15
WisdomTree U.S. Total Dividend Fund	13,033	219	288	2	1,066	14,032	73
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	23,456	435	435	(2)	958	24,412	257
Total	$103,920	$1,832	$2,194	$(2)	$4,922	$108,478	$877

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Exchange-Traded Funds	$151,462	$—	$—	$151,462
Total Investments in Securities	$151,462	$—	$—	$151,462

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
South Korea - 0.1%
Broadline Retail - 0.1%
Coupang, Inc.*	128	$3,142
United States - 99.8%
Aerospace & Defense - 2.0%
Axon Enterprise, Inc.*	5	1,998
Boeing Co.*	43	6,538
General Dynamics Corp.	19	5,742
General Electric Co.	79	14,898
HEICO Corp.	10	2,615
Howmet Aerospace, Inc.	29	2,907
L3Harris Technologies, Inc.	13	3,092
Lockheed Martin Corp.	18	10,522
Northrop Grumman Corp.	11	5,809
RTX Corp.	102	12,358
Textron, Inc.	14	1,240
TransDigm Group, Inc.	4	5,709
Total Aerospace & Defense		73,428
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	10	1,314
FedEx Corp.	18	4,926
United Parcel Service, Inc., Class B	60	8,181
Total Air Freight & Logistics		14,421
Automobiles - 1.8%
Ford Motor Co.	277	2,925
General Motors Co.	94	4,215
Rivian Automotive, Inc., Class A*	64	718
Tesla, Inc.*	236	61,745
Total Automobiles		69,603
Banks - 3.0%
Bank of America Corp.	567	22,499
Citigroup, Inc.	134	8,388
Citizens Financial Group, Inc.	32	1,314
Fifth Third Bancorp	49	2,099
First Citizens BancShares, Inc., Class A	1	1,841
Huntington Bancshares, Inc.	101	1,485
JPMorgan Chase & Co.	207	43,648
KeyCorp	62	1,038
M&T Bank Corp.	11	1,959
PNC Financial Services Group, Inc.	27	4,991
Regions Financial Corp.	66	1,540
Truist Financial Corp.	93	3,978
U.S. Bancorp	109	4,985
Wells Fargo & Co.	261	14,744
Total Banks		114,509
Beverages - 1.4%
Brown-Forman Corp., Class B	34	1,673
Coca-Cola Co.	313	22,492
Constellation Brands, Inc., Class A	13	3,350
Keurig Dr. Pepper, Inc.	99	3,710
Molson Coors Beverage Co., Class B	17	978
Monster Beverage Corp.*	77	4,017
PepsiCo, Inc.	99	16,835
Total Beverages		53,055
Biotechnology - 1.9%
AbbVie, Inc.	126	24,882
Alnylam Pharmaceuticals, Inc.*	9	2,475
Amgen, Inc.	38	12,244
Biogen, Inc.*	11	2,132
BioMarin Pharmaceutical, Inc.*	13	914
Gilead Sciences, Inc.	88	7,378
GRAIL, Inc.*	1	14
Incyte Corp.*	16	1,058
Moderna, Inc.*	27	1,804
Regeneron Pharmaceuticals, Inc.*	8	8,410
Vertex Pharmaceuticals, Inc.*	19	8,837
Total Biotechnology		70,148
Broadline Retail - 3.8%
Amazon.com, Inc.*	756	140,866
eBay, Inc.	37	2,409
Total Broadline Retail		143,275
Building Products - 0.3%
Builders FirstSource, Inc.*	9	1,745
Carlisle Cos., Inc.	3	1,349
Carrier Global Corp.	59	4,749
Lennox International, Inc.	3	1,813
Masco Corp.	17	1,427
Owens Corning	6	1,059
Total Building Products		12,142
Capital Markets - 3.4%
Ameriprise Financial, Inc.	7	3,289
Ares Management Corp., Class A	14	2,182
Bank of New York Mellon Corp.	56	4,024
BlackRock, Inc.	11	10,445
Blackstone, Inc.	85	13,016
Carlyle Group, Inc.	27	1,163
Charles Schwab Corp.	125	8,101
CME Group, Inc.	26	5,737
Coinbase Global, Inc., Class A*	15	2,672
FactSet Research Systems, Inc.	3	1,380
Franklin Resources, Inc.	35	705
Goldman Sachs Group, Inc.	23	11,387
Intercontinental Exchange, Inc.	41	6,586
KKR & Co., Inc.	65	8,488
LPL Financial Holdings, Inc.	5	1,163
Moody's Corp.	13	6,170
Morgan Stanley	116	12,092
Morningstar, Inc.	3	957
MSCI, Inc.	6	3,498

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2024

Investments	Shares	Value
Nasdaq, Inc.	41	$2,993
Northern Trust Corp.	15	1,350
Raymond James Financial, Inc.	15	1,837
S&P Global, Inc.	22	11,366
State Street Corp.	22	1,946
T Rowe Price Group, Inc.	16	1,743
Tradeweb Markets, Inc., Class A	16	1,979
Total Capital Markets		126,269
Chemicals - 1.0%
Air Products & Chemicals, Inc.	16	4,764
Albemarle Corp.	9	852
Celanese Corp.	8	1,088
CF Industries Holdings, Inc.	14	1,201
Corteva, Inc.	51	2,998
Dow, Inc.	50	2,731
DuPont de Nemours, Inc.	31	2,762
Ecolab, Inc.	21	5,362
International Flavors & Fragrances, Inc.	18	1,889
Mosaic Co.	23	616
PPG Industries, Inc.	17	2,252
RPM International, Inc.	9	1,089
Sherwin-Williams Co.	18	6,870
Westlake Corp.	9	1,353
Total Chemicals		35,827
Commercial Services & Supplies - 0.6%
Cintas Corp.	28	5,765
Copart, Inc.*	73	3,825
Republic Services, Inc.	23	4,619
Rollins, Inc.	35	1,770
Veralto Corp.	18	2,014
Waste Management, Inc.	29	6,020
Total Commercial Services & Supplies		24,013
Communications Equipment - 0.8%
Arista Networks, Inc.*	23	8,828
Cisco Systems, Inc.	298	15,859
Motorola Solutions, Inc.	12	5,396
Total Communications Equipment		30,083
Construction & Engineering - 0.1%
AECOM	10	1,033
Quanta Services, Inc.	10	2,981
Total Construction & Engineering		4,014
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	2,153
Vulcan Materials Co.	10	2,504
Total Construction Materials		4,657
Consumer Finance - 0.6%
American Express Co.	52	14,102
Capital One Financial Corp.	27	4,043
Discover Financial Services	18	2,525
Synchrony Financial	28	1,397
Total Consumer Finance		22,067
Consumer Staples Distribution & Retail - 2.4%
Albertsons Cos., Inc., Class A	44	813
Costco Wholesale Corp.	32	28,369
Dollar General Corp.	16	1,353
Dollar Tree, Inc.*	15	1,055
Kroger Co.	51	2,922
Sysco Corp.	36	2,810
Target Corp.	34	5,299
Walgreens Boots Alliance, Inc.	59	529
Walmart, Inc.	589	47,562
Total Consumer Staples Distribution & Retail		90,712
Containers & Packaging - 0.1%
Avery Dennison Corp.	6	1,325
Ball Corp.	22	1,494
International Paper Co.	26	1,270
Packaging Corp. of America	6	1,292
Total Containers & Packaging		5,381
Distributors - 0.1%
Genuine Parts Co.	10	1,397
LKQ Corp.	19	759
Pool Corp.	3	1,130
Total Distributors		3,286
Diversified REITs - 0.0%
WP Carey, Inc.	15	934
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	518	11,396
Verizon Communications, Inc.	309	13,877
Total Diversified Telecommunication Services		25,273
Electric Utilities - 1.5%
Alliant Energy Corp.	18	1,092
American Electric Power Co., Inc.	37	3,796
Avangrid, Inc.	29	1,038
Constellation Energy Corp.	24	6,241
Duke Energy Corp.	56	6,457
Edison International	27	2,352
Entergy Corp.	16	2,106
Evergy, Inc.	17	1,054
Eversource Energy	25	1,701
Exelon Corp.	73	2,960
FirstEnergy Corp.	41	1,818
NextEra Energy, Inc.	149	12,595
PG&E Corp.	152	3,005
PPL Corp.	53	1,753
Southern Co.	78	7,034
Xcel Energy, Inc.	39	2,547
Total Electric Utilities		57,549
Electrical Equipment - 0.5%
AMETEK, Inc.	16	2,747
Emerson Electric Co.	42	4,594
GE Vernova, Inc.*	20	5,100
Hubbell, Inc.	4	1,713
Rockwell Automation, Inc.	8	2,148
Vertiv Holdings Co., Class A	27	2,686
Total Electrical Equipment		18,988

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2024

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	86	$5,604
CDW Corp.	10	2,263
Corning, Inc.	61	2,754
Jabil, Inc.	9	1,079
Keysight Technologies, Inc.*	13	2,066
Teledyne Technologies, Inc.*	3	1,313
Zebra Technologies Corp., Class A*	4	1,481
Total Electronic Equipment, Instruments & Components		16,560
Energy Equipment & Services - 0.1%
Baker Hughes Co.	73	2,639
Halliburton Co.	64	1,859
Total Energy Equipment & Services		4,498
Entertainment - 1.3%
Electronic Arts, Inc.	20	2,869
Liberty Media Corp.-Liberty Formula One, Class C*	18	1,394
Live Nation Entertainment, Inc.*	16	1,752
Netflix, Inc.*	33	23,406
ROBLOX Corp., Class A*	43	1,903
Roku, Inc.*	10	747
Take-Two Interactive Software, Inc.*	12	1,844
Walt Disney Co.	134	12,889
Warner Bros Discovery, Inc.*	162	1,336
Warner Music Group Corp., Class A	36	1,127
Total Entertainment		49,267
Financial Services - 4.8%
Apollo Global Management, Inc.	59	7,370
Berkshire Hathaway, Inc., Class B*	159	73,181
Block, Inc.*	44	2,954
Corebridge Financial, Inc.	47	1,370
Corpay, Inc.*	5	1,564
Fidelity National Information Services, Inc.	42	3,517
Fiserv, Inc.*	44	7,905
Global Payments, Inc.	19	1,946
Mastercard, Inc., Class A	69	34,072
PayPal Holdings, Inc.*	75	5,852
Visa, Inc., Class A	149	40,968
Total Financial Services		180,699
Food Products - 0.8%
Archer-Daniels-Midland Co.	38	2,270
Campbell Soup Co.	21	1,027
Conagra Brands, Inc.	34	1,106
General Mills, Inc.	42	3,102
Hershey Co.	15	2,877
Hormel Foods Corp.	38	1,204
J M Smucker Co.	8	969
Kellanova	24	1,937
Kraft Heinz Co.	89	3,125
Lamb Weston Holdings, Inc.	11	712
McCormick & Co., Inc., Non-Voting Shares	19	1,564
Mondelez International, Inc., Class A	99	7,293
Tyson Foods, Inc., Class A	24	1,429
Total Food Products		28,615
Gas Utilities - 0.0%
Atmos Energy Corp.	10	1,387
Ground Transportation - 0.9%
CSX Corp.	137	4,731
JB Hunt Transport Services, Inc.	7	1,206
Norfolk Southern Corp.	16	3,976
Old Dominion Freight Line, Inc.	15	2,979
Uber Technologies, Inc.*	144	10,823
Union Pacific Corp.	43	10,599
Total Ground Transportation		34,314
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	125	14,251
Align Technology, Inc.*	5	1,272
Baxter International, Inc.	38	1,443
Becton Dickinson & Co.	21	5,063
Boston Scientific Corp.*	109	9,134
Cooper Cos., Inc.*	15	1,655
Dexcom, Inc.*	27	1,810
Edwards Lifesciences Corp.*	43	2,838
GE HealthCare Technologies, Inc.	32	3,003
Hologic, Inc.*	18	1,466
IDEXX Laboratories, Inc.*	6	3,032
Insulet Corp.*	5	1,164
Intuitive Surgical, Inc.*	26	12,773
ResMed, Inc.	10	2,441
Solventum Corp.*	9	628
Stryker Corp.	28	10,115
Zimmer Biomet Holdings, Inc.	15	1,619
Total Health Care Equipment & Supplies		73,707
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	18	1,989
Cencora, Inc.	14	3,151
Centene Corp.*	38	2,861
Cigna Group	21	7,275
CVS Health Corp.	94	5,911
Elevance Health, Inc.	17	8,840
HCA Healthcare, Inc.	19	7,722
Humana, Inc.	9	2,851
Labcorp Holdings, Inc.	6	1,341
McKesson Corp.	10	4,944
Molina Healthcare, Inc.*	4	1,378
Quest Diagnostics, Inc.	8	1,242
UnitedHealth Group, Inc.	68	39,758
Total Health Care Providers & Services		89,263

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2024

Investments	Shares	Value
Health Care REITs - 0.2%
Alexandria Real Estate Equities, Inc.	11	$1,306
Ventas, Inc.	28	1,796
Welltower, Inc.	40	5,121
Total Health Care REITs		8,223
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	11	2,309
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	50	880
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc., Class A*	44	5,580
Booking Holdings, Inc.	3	12,636
Chipotle Mexican Grill, Inc.*	100	5,762
Darden Restaurants, Inc.	9	1,477
Domino's Pizza, Inc.	3	1,290
DoorDash, Inc., Class A*	28	3,997
DraftKings, Inc., Class A*	35	1,372
Expedia Group, Inc.*	10	1,480
Hilton Worldwide Holdings, Inc.	18	4,149
Hyatt Hotels Corp., Class A	7	1,065
Las Vegas Sands Corp.	55	2,769
Marriott International, Inc., Class A	20	4,972
McDonald's Corp.	52	15,835
MGM Resorts International*	24	938
Starbucks Corp.	84	8,189
Yum! Brands, Inc.	20	2,794
Total Hotels, Restaurants & Leisure		74,305
Household Durables - 0.3%
DR Horton, Inc.	25	4,769
Lennar Corp., Class A	20	3,750
PulteGroup, Inc.	17	2,440
Total Household Durables		10,959
Household Products - 1.1%
Church & Dwight Co., Inc.	18	1,885
Clorox Co.	9	1,466
Colgate-Palmolive Co.	59	6,125
Kimberly-Clark Corp.	24	3,415
Procter & Gamble Co.	172	29,790
Total Household Products		42,681
Independent Power & Renewable Electricity Producers - 0.1%
Vistra Corp.	25	2,963
Industrial Conglomerates - 0.4%
3M Co.	38	5,195
Honeywell International, Inc.	47	9,715
Total Industrial Conglomerates		14,910
Industrial REITs - 0.2%
Prologis, Inc.	65	8,208
Insurance - 1.6%
Aflac, Inc.	43	4,807
Allstate Corp.	19	3,603
American International Group, Inc.	51	3,735
Arthur J Gallagher & Co.	16	4,502
Brown & Brown, Inc.	21	2,176
Cincinnati Financial Corp.	11	1,497
Erie Indemnity Co., Class A	3	1,620
Fidelity National Financial, Inc.	19	1,179
Hartford Financial Services Group, Inc.	22	2,587
Loews Corp.	16	1,265
Markel Group, Inc.*	1	1,569
Marsh & McLennan Cos., Inc.	36	8,031
MetLife, Inc.	52	4,289
Principal Financial Group, Inc.	17	1,460
Progressive Corp.	43	10,912
Prudential Financial, Inc.	26	3,149
Travelers Cos., Inc.	16	3,746
WR Berkley Corp.	28	1,588
Total Insurance		61,715
Interactive Media & Services - 7.0%
Alphabet, Inc., Class A	929	154,075
Meta Platforms, Inc., Class A	190	108,764
Pinterest, Inc., Class A*	48	1,554
Snap, Inc., Class A*	115	1,230
Total Interactive Media & Services		265,623
IT Services - 0.8%
Akamai Technologies, Inc.*	11	1,110
Cloudflare, Inc., Class A*	23	1,860
Cognizant Technology Solutions Corp., Class A	36	2,778
EPAM Systems, Inc.*	4	796
Gartner, Inc.*	6	3,041
GoDaddy, Inc., Class A*	10	1,568
International Business Machines Corp.	65	14,370
MongoDB, Inc.*	5	1,352
Snowflake, Inc., Class A*	24	2,757
Twilio, Inc., Class A*	12	783
VeriSign, Inc.*	7	1,330
Total IT Services		31,745
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	21	3,118
Avantor, Inc.*	48	1,242
Danaher Corp.	54	15,013
Illumina, Inc.*	10	1,304
IQVIA Holdings, Inc.*	13	3,081
Mettler-Toledo International, Inc.*	2	2,999
Thermo Fisher Scientific, Inc.	28	17,320
Waters Corp.*	4	1,439
West Pharmaceutical Services, Inc.	5	1,501
Total Life Sciences Tools & Services		47,017
Machinery - 1.6%
Caterpillar, Inc.	36	14,080
Cummins, Inc.	10	3,238
Deere & Co.	21	8,764

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2024

Investments	Shares	Value
Dover Corp.	10	$1,917
Fortive Corp.	25	1,973
Graco, Inc.	12	1,050
IDEX Corp.	5	1,073
Illinois Tool Works, Inc.	21	5,504
Ingersoll Rand, Inc.	30	2,945
Nordson Corp.	4	1,051
Otis Worldwide Corp.	29	3,014
PACCAR, Inc.	37	3,651
Parker-Hannifin Corp.	9	5,686
Snap-on, Inc.	4	1,159
Stanley Black & Decker, Inc.	11	1,211
Westinghouse Air Brake Technologies Corp.	13	2,363
Xylem, Inc.	17	2,296
Total Machinery		60,975
Media - 0.7%
Charter Communications, Inc., Class A*	11	3,565
Comcast Corp., Class A	285	11,904
Fox Corp., Class A	35	1,482
Interpublic Group of Cos., Inc.	27	854
Liberty Broadband Corp., Class C*	10	773
News Corp., Class A	40	1,065
Omnicom Group, Inc.	14	1,448
Sirius XM Holdings, Inc.	28	662
Trade Desk, Inc., Class A*	36	3,947
Total Media		25,700
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	104	5,191
Newmont Corp.	82	4,383
Nucor Corp.	18	2,706
Reliance, Inc.	4	1,157
Southern Copper Corp.	55	6,362
Steel Dynamics, Inc.	12	1,513
Total Metals & Mining		21,312
Multi-Utilities - 0.6%
Ameren Corp.	21	1,837
CenterPoint Energy, Inc.	44	1,295
CMS Energy Corp.	21	1,483
Consolidated Edison, Inc.	25	2,603
Dominion Energy, Inc.	59	3,410
DTE Energy Co.	15	1,926
Public Service Enterprise Group, Inc.	35	3,122
Sempra	46	3,847
WEC Energy Group, Inc.	22	2,116
Total Multi-Utilities		21,639
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	135	19,882
ConocoPhillips	87	9,159
Coterra Energy, Inc.	55	1,317
Devon Energy Corp.	49	1,917
Diamondback Energy, Inc.	13	2,241
Energy Transfer LP	238	3,820
Enterprise Products Partners LP	157	4,570
EOG Resources, Inc.	42	5,163
EQT Corp.	30	1,099
Exxon Mobil Corp.	331	38,800
Hess Corp.	22	2,988
Kinder Morgan, Inc.	158	3,490
Marathon Oil Corp.	42	1,119
Marathon Petroleum Corp.	27	4,399
MPLX LP	71	3,157
Occidental Petroleum Corp.	65	3,350
ONEOK, Inc.	41	3,736
Ovintiv, Inc.	20	766
Phillips 66	32	4,206
Targa Resources Corp.	16	2,368
Texas Pacific Land Corp.	2	1,770
Valero Energy Corp.	25	3,376
Williams Cos., Inc.	88	4,017
Total Oil, Gas & Consumable Fuels		126,710
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	43	2,184
Southwest Airlines Co.	42	1,245
United Airlines Holdings, Inc.*	21	1,198
Total Passenger Airlines		4,627
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	24	2,393
Kenvue, Inc.	142	3,284
Total Personal Care Products		5,677
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	146	7,554
Eli Lilly & Co.	69	61,130
Johnson & Johnson	170	27,550
Merck & Co., Inc.	180	20,441
Pfizer, Inc.	426	12,328
Zoetis, Inc.	32	6,252
Total Pharmaceuticals		135,255
Professional Services - 0.7%
Amentum Holdings, Inc.*	9	290
Automatic Data Processing, Inc.	29	8,025
Booz Allen Hamilton Holding Corp.	9	1,465
Broadridge Financial Solutions, Inc.	8	1,720
Equifax, Inc.	9	2,645
Jacobs Solutions, Inc.	9	1,178
Leidos Holdings, Inc.	10	1,630
Paychex, Inc.	25	3,355
SS&C Technologies Holdings, Inc.	18	1,336
Verisk Analytics, Inc.	11	2,947
Total Professional Services		24,591
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	21	2,614
CoStar Group, Inc.*	29	2,188
Total Real Estate Management & Development		4,802

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2024

Investments	Shares	Value
Residential REITs - 0.3%
American Homes 4 Rent, Class A	29	$1,113
AvalonBay Communities, Inc.	10	2,253
Equity LifeStyle Properties, Inc.	13	927
Equity Residential	27	2,011
Essex Property Trust, Inc.	4	1,182
Invitation Homes, Inc.	46	1,622
Mid-America Apartment Communities, Inc.	8	1,271
Sun Communities, Inc.	9	1,216
Total Residential REITs		11,595
Retail REITs - 0.2%
Kimco Realty Corp.	43	998
Realty Income Corp.	52	3,298
Simon Property Group, Inc.	23	3,888
Total Retail REITs		8,184
Semiconductors & Semiconductor Equipment - 10.6%
Advanced Micro Devices, Inc.*	120	19,690
Analog Devices, Inc.	36	8,286
Applied Materials, Inc.	61	12,325
Broadcom, Inc.	339	58,477
Enphase Energy, Inc.*	9	1,017
Entegris, Inc.	10	1,125
First Solar, Inc.*	8	1,996
Intel Corp.	324	7,601
KLA Corp.	10	7,744
Lam Research Corp.	10	8,161
Marvell Technology, Inc.	67	4,832
Microchip Technology, Inc.	40	3,212
Micron Technology, Inc.	83	8,608
Monolithic Power Systems, Inc.	3	2,774
NVIDIA Corp.	1,843	223,814
ON Semiconductor Corp.*	30	2,178
QUALCOMM, Inc.	80	13,604
Skyworks Solutions, Inc.	12	1,185
Teradyne, Inc.	11	1,473
Texas Instruments, Inc.	64	13,220
Total Semiconductors & Semiconductor Equipment		401,322
Software - 10.9%
Adobe, Inc.*	34	17,605
ANSYS, Inc.*	6	1,912
AppLovin Corp., Class A*	24	3,133
Aspen Technology, Inc.*	4	955
Atlassian Corp., Class A*	18	2,859
Autodesk, Inc.*	15	4,132
Bentley Systems, Inc., Class B	21	1,067
Cadence Design Systems, Inc.*	20	5,421
Crowdstrike Holdings, Inc., Class A*	17	4,768
Datadog, Inc., Class A*	23	2,646
Dynatrace, Inc.*	21	1,123
Fair Isaac Corp.*	2	3,887
Fortinet, Inc.*	57	4,420
Gen Digital, Inc.	46	1,262
HubSpot, Inc.*	4	2,126
Intuit, Inc.	20	12,420
Manhattan Associates, Inc.*	4	1,126
Microsoft Corp.	552	237,526
Oracle Corp.	199	33,910
Palantir Technologies, Inc., Class A*	171	6,361
Palo Alto Networks, Inc.*	24	8,203
PTC, Inc.*	8	1,445
Roper Technologies, Inc.	8	4,452
Salesforce, Inc.	71	19,433
Samsara, Inc., Class A*	31	1,492
ServiceNow, Inc.*	15	13,416
Synopsys, Inc.*	11	5,570
Tyler Technologies, Inc.*	3	1,751
Workday, Inc., Class A*	19	4,644
Zoom Video Communications, Inc., Class A*	22	1,534
Zscaler, Inc.*	11	1,880
Total Software		412,479
Specialized REITs - 1.0%
American Tower Corp.	34	7,907
Crown Castle, Inc.	31	3,678
Digital Realty Trust, Inc.	22	3,560
Equinix, Inc.	7	6,213
Extra Space Storage, Inc.	15	2,703
Gaming & Leisure Properties, Inc.	21	1,081
Iron Mountain, Inc.	21	2,495
Public Storage	12	4,366
SBA Communications Corp.	8	1,926
VICI Properties, Inc.	71	2,365
Weyerhaeuser Co.	53	1,795
Total Specialized REITs		38,089
Specialty Retail - 1.8%
AutoZone, Inc.*	1	3,150
Best Buy Co., Inc.	15	1,550
Home Depot, Inc.	71	28,769
Lowe's Cos., Inc.	40	10,834
O'Reilly Automotive, Inc.*	4	4,606
Ross Stores, Inc.	24	3,612
TJX Cos., Inc.	83	9,756
Tractor Supply Co.	8	2,328
Ulta Beauty, Inc.*	3	1,167
Williams-Sonoma, Inc.	9	1,394
Total Specialty Retail		67,166
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	1,130	263,290
Dell Technologies, Inc., Class C	58	6,875
Hewlett Packard Enterprise Co.	100	2,046
HP, Inc.	75	2,690
NetApp, Inc.	15	1,853
Super Micro Computer, Inc.*	4	1,666
Western Digital Corp.*	24	1,639
Total Technology Hardware, Storage & Peripherals		280,059

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited) (concluded)

WisdomTree 500 Digital Fund (SPXUX)

September 30, 2024

Investments	Shares	Value
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.*	12	$1,913
NIKE, Inc., Class B	106	9,371
Total Textiles, Apparel & Luxury Goods		11,284
Tobacco - 0.5%
Altria Group, Inc.	127	6,482
Philip Morris International, Inc.	113	13,718
Total Tobacco		20,200
Trading Companies & Distributors - 0.3%
Fastenal Co.	42	2,999
United Rentals, Inc.	5	4,049
Watsco, Inc.	3	1,476
WW Grainger, Inc.	4	4,155
Total Trading Companies & Distributors		12,679
Water Utilities - 0.1%
American Water Works Co., Inc.	14	2,047
Wireless Telecommunication Services - 0.5%
T-Mobile U.S., Inc.	82	16,922
Total United States		3,762,796
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,527,399)		3,765,938
Other Assets less Liabilities - 0.1%		4,680
NET ASSETS - 100.0%		$3,770,618

*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,765,938	$—	$—	$3,765,938
Total Investments in Securities	$3,765,938	$—	$—	$3,765,938

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2024

Investments	Shares	Value
COMMON STOCKS - 99.9%
South Korea - 0.2%
Broadline Retail - 0.2%
Coupang, Inc.*	361	$8,863
United States - 99.7%
Automobiles - 3.0%
Tesla, Inc.*	444	116,164
Biotechnology - 5.6%
AbbVie, Inc.	396	78,202
Alnylam Pharmaceuticals, Inc.*	26	7,151
Amgen, Inc.	120	38,665
Biogen, Inc.*	32	6,203
Gilead Sciences, Inc.	275	23,056
Moderna, Inc.*	81	5,413
Regeneron Pharmaceuticals, Inc.*	27	28,383
Vertex Pharmaceuticals, Inc.*	57	26,510
Total Biotechnology		213,583
Broadline Retail - 6.9%
Amazon.com, Inc.*	1,376	256,390
eBay, Inc.	116	7,553
Total Broadline Retail		263,943
Communications Equipment - 2.4%
Arista Networks, Inc.*	67	25,716
Cisco Systems, Inc.	908	48,324
Motorola Solutions, Inc.	37	16,636
Total Communications Equipment		90,676
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	255	16,616
CDW Corp.	30	6,789
Corning, Inc.	181	8,172
Keysight Technologies, Inc.*	38	6,039
Total Electronic Equipment, Instruments & Components		37,616
Entertainment - 2.5%
Electronic Arts, Inc.	60	8,606
Live Nation Entertainment, Inc.*	25	2,737
Netflix, Inc.*	100	70,927
ROBLOX Corp., Class A*	123	5,444
Take-Two Interactive Software, Inc.*	19	2,921
Warner Bros Discovery, Inc.*	461	3,803
Total Entertainment		94,438
Financial Services - 1.8%
Block, Inc.*	123	8,257
Fidelity National Information Services, Inc.	129	10,804
Fiserv, Inc.*	138	24,792
Global Payments, Inc.	58	5,940
PayPal Holdings, Inc.*	247	19,273
Total Financial Services		69,066
Health Care Technology - 0.2%
Veeva Systems, Inc., Class A*	34	7,136
Hotels, Restaurants & Leisure - 0.3%
DoorDash, Inc., Class A*	80	11,418
Interactive Media & Services - 15.5%
Alphabet, Inc., Class A	1,673	277,467
Meta Platforms, Inc., Class A	544	311,407
Pinterest, Inc., Class A*	77	2,493
Snap, Inc., Class A*	182	1,947
Total Interactive Media & Services		593,314
IT Services - 2.0%
Cloudflare, Inc., Class A*	36	2,912
Cognizant Technology Solutions Corp., Class A	111	8,567
Gartner, Inc.*	17	8,615
International Business Machines Corp.	197	43,553
MongoDB, Inc.*	9	2,433
Snowflake, Inc., Class A*	66	7,581
VeriSign, Inc.*	22	4,179
Total IT Services		77,840
Life Sciences Tools & Services - 3.4%
Agilent Technologies, Inc.	66	9,800
Danaher Corp.	165	45,873
IQVIA Holdings, Inc.*	40	9,479
Mettler-Toledo International, Inc.*	5	7,499
Thermo Fisher Scientific, Inc.	90	55,671
West Pharmaceutical Services, Inc.	9	2,701
Total Life Sciences Tools & Services		131,023
Media - 1.3%
Charter Communications, Inc., Class A*	33	10,695
Comcast Corp., Class A	911	38,052
Total Media		48,747
Professional Services - 1.4%
Automatic Data Processing, Inc.	92	25,459
Equifax, Inc.	26	7,640
Paychex, Inc.	78	10,467
Verisk Analytics, Inc.	35	9,379
Total Professional Services		52,945
Real Estate Management & Development - 0.2%
CoStar Group, Inc.*	86	6,488
Semiconductors & Semiconductor Equipment - 24.2%
Advanced Micro Devices, Inc.*	357	58,577
Analog Devices, Inc.	112	25,779
Applied Materials, Inc.	187	37,783

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited) (continued)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2024

Investments	Shares	Value
Broadcom, Inc.	1,022	$176,295
Intel Corp.	965	22,639
KLA Corp.	31	24,007
Lam Research Corp.	30	24,483
Marvell Technology, Inc.	195	14,063
Microchip Technology, Inc.	117	9,394
Micron Technology, Inc.	241	24,994
Monolithic Power Systems, Inc.	6	5,547
NVIDIA Corp.	3,425	415,932
ON Semiconductor Corp.*	92	6,680
QUALCOMM, Inc.	245	41,662
Texas Instruments, Inc.	188	38,835
Total Semiconductors & Semiconductor Equipment		926,670
Software - 19.2%
Adobe, Inc.*	104	53,849
ANSYS, Inc.*	19	6,054
Atlassian Corp., Class A*	53	8,417
Autodesk, Inc.*	46	12,672
Cadence Design Systems, Inc.*	62	16,804
Crowdstrike Holdings, Inc., Class A*	51	14,304
Datadog, Inc., Class A*	66	7,594
Fair Isaac Corp.*	3	5,830
Fortinet, Inc.*	165	12,796
HubSpot, Inc.*	6	3,190
Intuit, Inc.	62	38,502
Microsoft Corp.	615	264,634
Oracle Corp.	604	102,922
Palantir Technologies, Inc., Class A*	268	9,970
Palo Alto Networks, Inc.*	66	22,559
Roper Technologies, Inc.	23	12,798
Salesforce, Inc.	218	59,669
ServiceNow, Inc.*	44	39,353
Synopsys, Inc.*	34	17,217
Workday, Inc., Class A*	56	13,687
Zoom Video Communications, Inc., Class A*	66	4,603
Zscaler, Inc.*	31	5,299
Total Software		732,723
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,051	244,883
Dell Technologies, Inc., Class C	177	20,981
Hewlett Packard Enterprise Co.	293	5,995
HP, Inc.	224	8,035
Total Technology Hardware, Storage & Peripherals		279,894
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc.	270	55,717
Total United States		3,809,401
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,160,811)	3,818,264
Other Assets less Liabilities - 0.1%	4,887
NET ASSETS - 100.0%	$3,823,151

*	Non-income producing security.

See Notes to Schedule of Investments.

13

Schedule of Investments (unaudited) (concluded)

WisdomTree Technology and Innovation 100 Digital Fund (TECHX)

September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,818,264	$—	$—	$3,818,264
Total Investments in Securities	$3,818,264	$—	$—	$3,818,264

See Notes to Schedule of Investments.

14

Schedule of Investments (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.9%
U.S. Treasury Bond - 20.9%
5.38%, 2/15/31	$190,000	$209,364
U.S. Treasury Notes - 79.0%
0.50%, 10/31/27	95,000	86,550
1.13%, 8/31/28	308,200	280,787
1.38%, 10/31/28	317,900	291,499
3.50%, 9/30/29	36,000	35,897
0.63%, 5/15/30	5,000	4,247
3.75%, 5/31/30	10,000	10,069
3.75%, 6/30/30	17,000	17,114
4.00%, 7/31/30	13,000	13,256
3.75%, 8/31/31	3,000	3,017
3.63%, 9/30/31	47,000	46,915
Total U.S. Treasury Notes		789,351
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $990,648)		998,715
Other Assets less Liabilities - 0.1%		529
NET ASSETS - 100.0%		$999,244

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$998,715	$—	$998,715
Total Investments in Securities	$—	$998,715	$—	$998,715

See Notes to Schedule of Investments.

15

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%
U.S. Treasury Notes - 99.5%
1.38%, 11/15/31	$8,000	$6,854
1.88%, 2/15/32	507,400	448,216
3.50%, 2/15/33	44,400	43,640
3.88%, 8/15/33	55,000	55,464
4.50%, 11/15/33	191,300	202,076
3.88%, 8/15/34	213,500	215,051
TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $966,352)		971,301
Other Assets less Liabilities - 0.5%		5,190
NET ASSETS - 100.0%		$976,491

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$971,301	$—	$971,301
Total Investments in Securities	$—	$971,301	$—	$971,301

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.2%
U.S. Treasury Notes - 99.2%
U.S. Treasury Floating Rate Notes
4.72%, 4/30/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	$350,000	$349,885
4.72%, 10/31/25, (3-month U.S. Treasury Bill Money Market Yield + 0.17%)*	378,000	377,810
4.80%, 1/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.25%)*	450,000	450,053
4.70%, 4/30/26, (3-month U.S. Treasury Bill Money Market Yield + 0.15%)*	120,000	119,847
4.73%, 7/31/26, (3-month U.S. Treasury Bill Money Market Yield + 0.18%)*	195,000	194,743
TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $1,493,166)		1,492,338
Other Assets less Liabilities - 0.8%		12,741
NET ASSETS - 100.0%		$1,505,079

*	Floating rate note. Coupon shown is in effect at September 30, 2024. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,492,338	$—	$1,492,338
Total Investments in Securities	$—	$1,492,338	$—	$1,492,338

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited)

WisdomTree Long-Term Treasury Digital Fund (WTLGX)

September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.5%
U.S. Treasury Bonds - 99.5%
3.00%, 5/15/45	$103,600	$86,207
3.00%, 5/15/47	434,300	355,481
1.63%, 11/15/50	72,000	42,356
1.88%, 11/15/51	565,500	352,421
4.13%, 8/15/53	3,000	2,989
4.63%, 5/15/54	54,500	59,133
TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $987,057)		898,587
Other Assets less Liabilities - 0.5%		4,116
NET ASSETS - 100.0%		$902,703

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$898,587	$—	$898,587
Total Investments in Securities	$—	$898,587	$—	$898,587

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.3%
U.S. Treasury Notes - 99.3%
0.38%, 11/30/25	$337,800	$324,512
4.63%, 3/15/26	94,000	95,140
3.75%, 4/15/26	68,700	68,705
4.13%, 6/15/26	44,700	45,007
3.50%, 9/30/26	26,000	25,928
1.25%, 11/30/26	170,000	161,686
4.38%, 12/15/26	60,000	60,963
4.00%, 1/15/27	4,000	4,034
4.13%, 2/15/27	4,000	4,047
4.25%, 3/15/27	2,000	2,031
3.75%, 8/15/27	210,000	211,026
TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $997,663)		1,003,079
Other Assets less Liabilities - 0.7%		6,758
NET ASSETS - 100.0%		$1,009,837

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$1,003,079	$—	$1,003,079
Total Investments in Securities	$—	$1,003,079	$—	$1,003,079

See Notes to Schedule of Investments.

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Schedule of Investments (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

September 30, 2024

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 93.1%
U.S. Treasury Bonds - 33.9%
U.S. Treasury Inflation-Indexed Bonds
2.00%, 1/15/26	$79,235	$79,110
3.63%, 4/15/28	77,786	83,395
2.13%, 2/15/41	75,691	79,299
1.38%, 2/15/44	22,943	20,951
0.13%, 2/15/52	112,309	69,972
Total U.S. Treasury Bonds		332,727
U.S. Treasury Notes - 59.2%
U.S. Treasury Inflation-Indexed Notes
0.13%, 10/15/26	55,595	54,057
0.88%, 1/15/29	133,283	130,199
0.13%, 1/15/30	303,422	283,255
0.63%, 7/15/32	43,301	40,563
1.13%, 1/15/33	74,758	72,159
Total U.S. Treasury Notes		580,233
TOTAL INVESTMENTS IN SECURITIES - 93.1% (Cost: $929,340)		912,960
Other Assets less Liabilities - 6.9%		67,369
NET ASSETS - 100.0%		$980,329

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund's investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$912,960	$—	$912,960
Total Investments in Securities	$—	$912,960	$—	$912,960

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the "NAV Calculation Time"). NAV per share is calculated by dividing each Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or "Board of Trustees"). Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less and to-be-announced ("TBA") securities) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. The Short-Duration Income Digital Fund, Siegel Global Equity Digital Fund, Siegel Longevity Digital Fund, and Siegel Moderate Digital Fund invest in exchange-traded funds ("ETFs" or "ETF") which are valued at their last sale price or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Digital Management, Inc. (“WTDM”), the Board has appointed WTDM as the Funds' valuation designee (the "Valuation Designee") to perform all fair valuations of the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of each Fund's portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using "fair value" pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before each Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

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The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a "Fair Valuation Summary" supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

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